Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Shares Outstanding, Beginning Balance		99,486		86,951		30,737
Weighted Average Exercise Price, Beginning Balance		$ 39.26		$ 62.16		$ 95.40
Weighted Average Remaining Contractual Life (in Years), Outstanding		9 years 7 months 24 days		8 years 9 months 14 days		9 years 3 months 7 days		9 years 11 months 8 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	[1]			$ 1		$ 1,691
Number of Shares Outstanding, Granted		1,242,722		49,730		64,572
Weighted Average Exercise Price, Granted		$ 1.38		$ 9.35		$ 48.20
Number of Shares Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares Outstanding, Canceled or forfeited		(16,764)		(37,195)		(8,358)
Weighted Average Exercise Price, Canceled or forfeited		$ 14.19		$ 52.55		$ 76.11
Number of Shares Outstanding, Canceled or forfeited		16,764		37,195		8,358
Number of Shares Outstanding, Ending Balance		1,325,444		99,486		86,951		30,737
Weighted Average Exercise Price, Ending Balance				$ 39.36
Aggregate Intrinsic Value, Outstanding, Balance			[2]		[1]	$ 1	[1]	$ 1,691	[1]
Number of Shares Execisable, Ending Balance		59,324		27,815
Weighted Average Exercise Price Options Exercisable, Ending Balance		$ 40.76		$ 67.54
Weighted Average Remaining Contractual Life (in Years), Exercisable		7 years 10 months 13 days		8 years 1 month 20 days
Aggregate Intrinsic Value, Exercisable, Balance			[2]		[1]
Weighted Average Exercise Price, Ending Balance		$ 4.04		$ 39.26		$ 62.16		$ 95.40

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2023 and December 31, 2022.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that were in the money at September 30, 2024.